UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07111
Morgan Stanley Insured California Municipal Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2010
Date of reporting period: January 31, 2010

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Insured California Municipal Securities*
Portfolio of Investments ▪ January 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE		VALUE
	Tax-Exempt Municipal Bonds (106.6%)
	California (105.4%)
$235	Alameda County Joint Powers Authority, Ser 2008 (AGM Insd)	5.00%	12/01/24		$248,722
280	Alhambra Unified School District, Ser 2009 B (AGC Insd) (a)	0.00	08/01/35		55,185
450	Alhambra Unified School District, Ser 2009 B (AGC Insd) (a)	0.00	08/01/36		82,796
185	Alvord Unified School District, Ser 2008 A (AGM Insd)	5.00	08/01/28		189,897
2,000	Anaheim Public Financing Authority, Electric System Ser 2007 A (NATL-RE Insd)	4.50	10/01/37		1,834,340
680	Bay Area Toll Authority, San Francisco Bay Area Ser 2009 F-1 (b)	5.25	04/01/26		739,568
760	Bay Area Toll Authority, San Francisco Bay Area Ser 2009 F-1 (b)	5.25	04/01/29		809,392
205	Beverly Hills Unified School District, Election of 2008 Ser 2009 (a)	0.00	08/01/26		87,713
430	Beverly Hills Unified School District, Election of 2008 Ser 2009 (a)	0.00	08/01/32		124,881
2,000	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit 1st Lien Ser 2003 A (FGIC Insd)	5.00	01/01/28	(c)	2,342,700
1,500	California State Department of Veterans Affairs, Home Purchase Ser 2002 A (AMBAC Insd)	5.35	12/01/27		1,505,790
230	California State Public Works Board, Department of Mental Health Coaling Ser 2004 A	5.00	06/01/25		215,678
500	California State University, Ser 2005 A (AMBAC Insd)	5.00	11/01/35		494,250
590	Campbell Union High School District, Election of 2006 Ser 2008 B (AGC Insd)	5.00	08/01/35		589,156
1,000	City & County of San Francisco, City Buildings Ser 2007 A (COPs) (NATL-RE & FGIC Insd)	4.50	09/01/37		899,350
1,360	City & County of San Francisco, Lugana Honda Hospital Ser 2005 I (AGM Insd)	5.00	06/15/30		1,385,595
3,025	City of Fairfield, Water Financing Ser 2007 A (COPs) (XLCA Insd) (a)	0.00	04/01/30		762,118
1,030	City of Los Angeles, Ser 2004 A (NATL-RE Insd)	5.00	09/01/24		1,099,628
360	City of Redding, Electric System Ser 2008 A (COPs) (AGM Insd)	5.00	06/01/27		366,116
500	City of Riverside, Issue of 2008 D (AGM insd)	5.00	10/01/28		514,140
1,000	City of San Jose, Airport Ser 2001 (NATL-RE & FGIC Insd)	5.00	03/01/25		1,002,160
1,000	City of Simi Valley, Public Financing Authority Ser 2004 (COPs) (AMBAC Insd)	5.00	09/01/30		1,005,650
105	Clovis Unified School District, Election of 2004 Ser A (NATL-RE & FGIC Insd) (a)	0.00	08/01/29		32,154
890	Corona-Norca Unified School District, Election of 2006 Ser 2009 B (AGC Insd) (a)	0.00	08/01/28		286,491
2,860	Dry Creek Joint Elementary School District, Election 2008 Ser 2009 E (a)	0.00	08/01/48		209,409
615	El Segundo Unified School District, Election of 2008 Ser 2009 A (a)	0.00	08/01/33		138,935
1,055	Fontana Unified School District, Ser 2008 B (AGM Insd) (a)	0.00	02/01/33		240,572
750	Gilroy Unified School District, Election of 2008 Ser 2009 A (AGC Insd) (a)	0.00	08/01/29		229,673
1,000	Golden State Tobacco Securitization Corp., Enhanced Asset Backed Ser 2005 A (FGIC Insd)	5.00	06/01/38		863,250
775	Grossmont Union High School District, Ser 2006 (NATL-RE Insd) (a)	0.00	08/01/24		336,776
775	Grossmont-Cuyamaca Community College District, Election of 2002 Ser 2008 C (AGC Insd) (a)	0.00	08/01/30		230,222

Morgan Stanley Insured California Municipal Securities*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$1,280	Huntington Beach Union High School District, Ser 2004 (AGM Insd)	5.00%	08/01/26	$1,317,402
1,110	Kern County Board of Education, Refg Ser 2006 A (COPs) (NATL-RE Insd)	5.00	06/01/31	1,114,107
245	Kern County Water Agency Improvement District No. 4, Ser 2008 A (COPs) (AGC Insd)	5.00	05/01/28	250,299
1,100	La Quinta Financing Authority, Local Agency Ser 2004 A (AMBAC Insd)	5.25	09/01/24	1,103,498
450	Los Angeles County Metropolitan Transportation Authority, Ser 2005 A (AMBAC Insd)	5.00	07/01/35	459,724
500	Los Angeles County Metropolitan Transportation Authority, Ser 2006 A (AGM Insd)	4.50	07/01/29	501,505
1,000	Los Angeles Department of Water & Power, Ser 2001 A (AGM Insd)	5.25	07/01/21	1,044,900
800	Los Angeles Municipal Improvement Corp., Police Headquarters Ser 2006 A (NATL-RE Insd)	4.75	01/01/31	770,184
1,240	Metropolitan Water District of Southern California, Ser 2009 B (b)	5.00	07/01/27	1,332,350
2,000	Moorpark Unified School District, Election of 2008 Ser 2009 A (AGC Insd) (a)	0.00	08/01/31	514,920
315	Moreland School District, Ser 2014 C (AMBAC Insd) (a)	0.00	08/01/29	91,993
1,020	Murrieta Valley Unified School District Public Financing Authority, Election of 2006 Ser 2008 (AGM Insd) (a)	0.00	09/01/31	261,232
820	Murrieta Valley Unified School District Public Financing Authority, Election of 2006 Ser 2008 (AGM Insd) (a)	0.00	09/01/33	184,270
235	Oakland Joint Powers Financing Authority, Oakland Administration Buildings Refg 2008 B (AGC Insd)	5.00	08/01/26	241,387
1,000	Oxnard Financing Authority, Redwood Trunk Sewer & Headworks Ser 2004 A (NATL-RE & FGIC Insd)	5.00	06/01/29	1,006,520
3,920	Patterson Joint Unified School District, Election of 2008 Ser 2009 B (AGM Insd) (a)	0.00	03/01/49	301,370
250	Placer County Water Agency, Ser 2008 (COPs) (AGM Insd)	4.75	07/01/29	251,370
2,095	Planada Elemantary School District, Ser 2009 B (AGC Insd) (a)	0.00	07/01/49	157,397
730	Poway Unified School District, School Facilities Improvement District No. 2007-1, 2008 Election Ser A (a)	0.00	08/01/31	187,946
790	Poway Unified School District, School Facilities Improvement District No. 2007-1, 2008 Election Ser A (a)	0.00	08/01/30	219,675
1,000	Rancho Mirage Redevelopment Agency, Ser 2003 A (NATL-RE Insd)	5.00	04/01/33	898,660
1,235	Rocklin Unified School District Community Facilities District, No. 2 Ser 2007 (NATL-RE Insd) (a)	0.00	09/01/34	234,440
1,255	Rocklin Unified School District Community Facilities District, No. 2 Ser 2007 (NATL-RE Insd) (a)	0.00	09/01/35	221,144
1,230	Rocklin Unified School District Community Facilities District, No. 2 Ser 2007 (NATL-RE Insd) (a)	0.00	09/01/36	200,084
1,025	Rocklin Unified School District Community Facilities District, No. 2 Ser 2007 (NATL-RE Insd) (a)	0.00	09/01/37	154,570
675	Roseville Joint Union High School District, Election of 2004 Ser 2007 C (AGM Insd) (a)	0.00	08/01/25	275,737
180	Sacramento City Financing Authority, 1999 Solid Waste & Redevelopment (AMBAC Insd)	5.75	12/01/22	180,481

Morgan Stanley Insured California Municipal Securities*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE
$1,000	Sacramento Municipal Utility District, Election Ser U (AGM Insd)	5.00%	08/15/24	$1,081,380
5,495	San Bernardino Community College District, Ser 2009 B (a)	0.00	08/01/48	406,685
700	San Diego County Water Authority, Ser 2004 A (COPs) (AGM Insd)	5.00	05/01/29	719,467
2,000	San Francisco Public Utilities Commission, Water Refg Ser A 2001 (AGM Insd)	5.00	11/01/31	2,015,220
1,000	San Jose Evergreen Community College District, Election Ser 2008 B (AGM Insd) (a)	0.00	09/01/32	247,500
130	San Rafael City High School District, Election Ser 2002 B (NATL-RE & FGIC Insd) (a)	0.00	08/01/25	53,089
500	San Ysidro School District, 1997 Election Ser 2007 E (AGM Insd) (a)	0.00	08/01/27	171,585
760	San Ysidro School District, 1997 Election Ser 2007 E (AGM Insd) (a)	0.00	08/01/29	225,028
1,870	School Facilities Financing Authority, Grant Joint Union High School District Ser 2008 A (AGM Insd) (a)	0.00	08/01/33	391,709
480	Simi Valley Unified School District, Election of 2004 Ser 2007 C (AGM Insd) (a)	0.00	08/01/28	149,870
380	Simi Valley Unified School District, Election of 2004 Ser 2007 C (AGM Insd) (a)	0.00	08/01/30	99,815
1,000	Southern California Public Power Authority, Transmission Refg Ser 2002 A (AGM Insd)	5.25	07/01/18	1,082,020
250	Tustin Unified School District, No. 2002-1 Election of 2002 Ser 2008 C (AGM Insd)	5.00	06/01/28	260,715
250	Twin Rivers Unified School District, Ser 2009 (BANs) (a)	0.00	04/01/14	218,760
1,000	University of California, Ser 2007 A (NATL-RE Insd)	4.50	05/15/37	912,040
1,000	University of California, Ser 2007 J (AGM Insd)	4.50	05/15/31	984,450
500	University of California, Ser 2009 O	5.25	05/15/39	524,510
1,435	University of California, Ser 2009 W (b)(d)	5.00	05/15/34	1,483,763
1,000	Upland Unified School District, Election 2000 Ser 2001 B (AGM Insd)	5.125	08/01/25	1,044,070
675	Val Verde Unified School District, Ser 2005 B (COPs) (NATL-RE & FGIC Insd)	5.00	01/01/30	612,407
8,115	Victor Valley Community College District, Election of 2008 Ser C (a)	0.00	06/01/49	576,571
1,375	Washington Unified School District-Yolo County, Ser 2004 A (NATL-RE & FGIC Insd)	5.00	08/01/22	1,430,880
245	West Basin Municipal Water District, Refg Ser 2008 B (COPs) (AGC Insd)	5.00	08/01/27	245,674
570	Yosemite Community College District, Election of 2004 Ser 2008 C (AGM Insd) (a)	0.00	08/01/25	240,261
2,515	Yosemite Community College District, Election of 2004 Ser 2008 C (AGM Insd) (b)	5.00	08/01/32	2,565,728
1,000	Yucaipa Valley Water District, Ser 2004 A (COPs) (NATL-RE Insd)	5.25	09/01/24	1,024,490

				51,167,159

	Guam (0.2%)
95	Territory of Guam Section 30, Ser A	5.625	12/01/29	96,029

	Puerto Rico (0.5%)
240	Puerto Rico Sales Tax Financing Corp., Ser 2009 A	5.00	08/01/39	252,091

	Virgin Islands (0.5%)
240	Virgin Islands Public Finance Authority, Matching Fund Loan Diago A	6.625	10/01/29	253,493

	Total Tax-Exempt Municipal Bonds (Cost $52,225,901)			51,768,772

Morgan Stanley Insured California Municipal Securities*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE
	California Short-Term Tax-Exempt Municipal Obligation (1.3%)
$600	City of Irvine, Limited Obligation Ser 85-7 A (Demand 02/01/10) (AGM Insd) (Cost $ 600,000)	0.22	%(e)	09/02/32	$600,000

	Total Investments (Cost $52,825,901) (f)(g)			107.9%	52,368,772
	Other Assets in Excess of Liabilities			1.2	598,107

	Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
	Notes with interest rates ranging from 0.17% to 0.23% at January 31, 2010 and contractual maturities of collateral ranging from 04/01/26 to 05/15/34. (h)			(9.1)	(4,415,000)

	Net Assets Applicable to Common Shareholders			100.0%	$48,551,879

Note:	The categories of investments are shown as a percentage of net assets applicable to common shareholders.

BANs	Bond Anticipation Notes.

COPs	Certificates of Participation.

(a)	Capital appreciation bond.

(b)	Underlying security related to inverse floater entered into by the Trust.
(c)	Prefunded to call date shown.

(d)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $955,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(e)	Current coupon of variable rate demand obligation.

(f)	Securities have been designated as collateral in connection with inverse floating rate municipal obligations.

(g)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(h)	Floating rate note obligations related to securities held — The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At January 31, 2010, Trust investments with a value of $6,930,801 are held by the Dealer Trusts and serve as collateral for the $4,415,000 in floating rate note obligations outstanding at that date.

Bond Insurance:

AGC	Assured Guaranty Corporation.

AGM	Assured Guaranty Municipal Corporation.

AMBAC	AMBAC Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

NATL-RE	National Public Finance Guarantee Corporation.

XLCA	XL Capital Assurance Inc.

Morgan Stanley Insured California Municipal Securities*
Notes to the Portfolio of Investments ▪ January 31, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
     • Level 1 — unadjusted quoted prices in active markets for identical investments
     • Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     • Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of January 31, 2010 in valuing the Trust’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Tax-Exempt Municipal Bonds	$51,768,772	—	$51,768,772	—
California Short-Term Tax-Exempt Municipal Obligation	600,000	—	600,000	—

Total	$52,368,772	—	$52,368,772	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and ask price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to represent the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. The Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, substantially all of the assets of the Trust would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Trust”). Pursuant to the Plan, shareholders of the Trust would become shareholders of the New Trust, receiving shares of such New Trust equal to the value of their holdings in the Trust. The Plan is subject to the approval of the Trust’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Insured California Municipal Securities
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010
/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2010